Property, Plant and Equipment (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Property Plant And Equipmenttext Block Abstract
Transactions retail companies	35.00%
Sales Growth Average	4.40%	6.60%
Discount rate	12.20%	10.40%
Capitalized borrowing costs			$ 223	$ 774	$ 38
Asset held for sale			380	$ 17	349
Leases amount	R$ 774				$ 38
Borrowing costs eligible for capitalization rate	112.16%	117.70%
Cost of goods and services sold	R$ 71	R$ 49	$ 34